Cover	May 05, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001393066
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Registrant Name	RESOLUTE FOREST PRODUCTS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33776
Entity Tax Identification Number	98-0526415
Entity Address, Address Line One	1010 De La Gauchetière Street West
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3B 2N2
City Area Code	514
Local Phone Number	875-2160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RFP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false